CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parentheticals) - shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position
Number of shares issued	157,924,708	141,668,178
Number of shares outstanding	157,924,708	141,668,178